Expense Example	Jun. 08, 2026 USD ($)
Defiance Daily Target 2X Short SpaceX ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long SpaceX ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	$ 415